Risks Arising From Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 107,880.0	$ 108,229.0
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5,300.0	4,800.0
Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	53.0	83.0
Unobservable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 773.0	$ 762.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ	15.00%
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Total net carrying amount	$ 100.5
Loss recognized in the profit or loss	$ (703.0)
Reasonable possible volatility rate	20.26%	27.53%
Positive/negative impact on profit before tax	$ 1,158.0	$ 1,660.0
Interest Rate Risk [Member] | Interest rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities	$ 3,520.0
Proportion of company's financial liabilities	4.40%
Higher/lower interest expense	$ 18.0	46.0
Higher/lower interest income	39.0	93.0
Interest Rate Risk [Member] | Before hedging [Member] | Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities	$ 53.0	83.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description	There was no significant concentration of credit risks with any single counterparty as at 30 June 2023 and no single customer represented more than 10% of the total revenue of the group in 2023.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted	10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Unobservable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability	$ 590.0	$ 585.0